Consolidated Investment Portfolio	as of December 31, 2020 (Unaudited)

DWS RREEF Real Assets Fund

	Shares	Value ($)
Common Stocks 80.0%
Communication Services 0.9%
Diversified Telecommunication Services
Cellnex Telecom SA 144A	91,346	5,496,476
China Tower Corp., Ltd. "H", 144A	13,558,000	1,996,277
		7,492,753
Consumer Staples 1.8%
Food Products
Archer-Daniels-Midland Co.	118,651	5,981,197
Bunge Ltd.	100,156	6,568,230
Wilmar International Ltd.	631,800	2,229,927
		14,779,354
Energy 11.4%
Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	112,385	2,700,807
Cheniere Energy, Inc.*	356,969	21,428,849
ConocoPhillips	98,900	3,955,011
Gibson Energy, Inc.	142,400	2,300,058
Kinder Morgan, Inc.	398,700	5,450,229
Neste Oyj	29,530	2,138,207
Novatek PJSC (GDR)	8,900	1,454,260
ONEOK, Inc.	101,810	3,907,468
Pembina Pipeline Corp.	194,400	4,596,936
Petroleo Brasileiro SA (ADR)	182,275	2,046,948
Pioneer Natural Resources Co.	35,692	4,064,962
Rosneft Oil Co. PJSC (GDR)	342,789	1,933,330
Targa Resources Corp.	180,400	4,758,952
TC Energy Corp.	270,753	11,007,517
TOTAL SE	214,679	9,262,860
Williams Companies, Inc.	665,242	13,338,102
		94,344,496
Industrials 10.8%
Commercial Services & Supplies 2.4%
Republic Services, Inc.	93,795	9,032,459
Waste Connections, Inc.	105,151	10,785,338
		19,817,797
Construction & Engineering 1.1%
Ferrovial SA	320,409	8,831,368
Road & Rail 2.5%
Canadian National Railway Co.	26,161	2,876,087
CSX Corp.	107,371	9,743,918
Union Pacific Corp.	40,756	8,486,214
		21,106,219
Transportation Infrastructure 4.8%
Aena SME SA 144A*	40,576	7,077,045
Auckland International Airport Ltd.*	839,196	4,564,980
Getlink SE*	329,248	5,712,140
Grupo Aeroportuario del Pacifico SAB de CV (ADR)*	38,120	4,242,375
Japan Airport Terminal Co., Ltd.	98,204	5,949,971
Sydney Airport (Units)*	1,049,700	5,203,046
Transurban Group (Units)	671,376	7,090,303
		39,839,860
Information Technology 0.1%
IT Services
SUNeVision Holdings Ltd.	850,000	773,781
Materials 13.5%
Chemicals 3.3%
CF Industries Holdings, Inc.	144,955	5,611,208
Corteva, Inc.	135,118	5,231,769
FMC Corp.	57,537	6,612,727
Nutrien Ltd.	165,060	7,941,138
Scotts Miracle-Gro Co.	10,600	2,110,884
		27,507,726
Containers & Packaging 1.9%
Ball Corp.	63,148	5,884,131
Packaging Corp. of America	36,847	5,081,570
Westrock Co.	106,030	4,615,486
		15,581,187
Metals & Mining 6.6%
Agnico Eagle Mines Ltd.	11,621	817,916
Anglo American PLC	255,093	8,496,147
ArcelorMittal SA*	134,600	3,104,249
BHP Group Ltd.	304,110	9,938,217
Fortescue Metals Group Ltd.	340,219	6,169,877
Franco-Nevada Corp.	11,918	1,494,314
Freeport-McMoRan Copper & Gold, Inc.	518,315	13,486,556
Kirkland Lake Gold Ltd.	36,536	1,509,776
Norsk Hydro ASA	588,400	2,736,324
Novolipetskiy Metallurgicheskiy Kombinat PAO (GDR)	85,500	2,371,770
Rio Tinto Ltd.	51,888	4,576,210
		54,701,356
Paper & Forest Products 1.7%
Mondi PLC	145,309	3,431,008
Svenska Cellulosa AB SCA "B"*	402,462	7,009,367
UPM-Kymmene Oyj	101,462	3,787,507
		14,227,882
Real Estate 29.9%
Equity Real Estate Investment Trusts (REITs) 23.5%
Activia Properties, Inc.	375	1,585,429
Agree Realty Corp.	62,898	4,187,749
Alexandria Real Estate Equities, Inc.	9,702	1,729,090
American Tower Corp.	86,909	19,507,594
AvalonBay Communities, Inc.	16,500	2,647,095
Big Yellow Group PLC	265,500	3,988,195
British Land Co. PLC	889,000	5,969,370
CapitaLand Integrated Commercial Trust	1,230,200	2,015,596
CoreSite Realty Corp.	20,000	2,505,600
Crown Castle International Corp.	111,190	17,700,336
EastGroup Properties, Inc.	30,567	4,220,080
Equinix, Inc.	5,746	4,103,678
Equity LifeStyle Properties, Inc.	4,764	301,847
Essential Properties Realty Trust, Inc.	339,049	7,187,839
Extra Space Storage, Inc.	36,093	4,181,735
Gaming and Leisure Properties, Inc.	123,935	5,254,844
Global One Real Estate Investment Corp.	1,461	1,484,701
GPT Group	1,188,000	4,135,820
Granite Real Estate Investment Trust	68,917	4,217,640
Hulic Reit, Inc.	1,432	2,138,777
Kenedix Retail REIT Corp.	1,038	2,534,363
Life Storage, Inc.	35,428	4,229,749
Link REIT	1,224,968	11,150,517
Mapletree Industrial Trust	1,703,400	3,738,334
Mapletree Logistics Trust	1,121,184	1,710,320
Medical Properties Trust, Inc.	176,300	3,841,577
Mid-America Apartment Communities, Inc.	23,513	2,978,862
Mirvac Group	3,185,236	6,495,207
Mori Trust Sogo Reit, Inc.	1,332	1,719,126
Park Hotels & Resorts, Inc.	220,200	3,776,430
Prologis, Inc.	14,353	1,430,420
Retail Properties of America, Inc. "A"	51,615	441,824
Rexford Industrial Realty, Inc.	69,391	3,407,792
RioCan Real Estate Investment Trust	181,900	2,393,609
Sabra Health Care REIT, Inc.	148,300	2,575,971
SBA Communications Corp.	42,095	11,876,262
Segro PLC	325,461	4,231,852
Simon Property Group, Inc.	76,230	6,500,894
SL Green Realty Corp.	28,800	1,715,904
Sun Communities, Inc.	25,936	3,940,975
UNITE Group PLC *	346,347	4,962,236
Vicinity Centres	1,711,700	2,127,483
Waypoint REIT	268,188	564,913
Welltower, Inc.	102,688	6,635,699
Weyerhaeuser Co.	51,200	1,716,736
		195,760,070
Real Estate Management & Development 6.4%
Ascendas India Trust	1,648,000	1,724,198
CapitaLand Ltd.	1,616,200	4,019,869
Castellum AB	131,629	3,346,834
CK Asset Holdings Ltd.	744,000	3,816,766
Daibiru Corp.	380,300	4,817,839
Fabege AB	232,834	3,668,990
Fastighets AB Balder "B"*	62,594	3,268,627
Howard Hughes Corp.*	20,700	1,633,851
PSP Swiss Property AG (Registered)	35,805	4,796,864
Sumitomo Realty & Development Co., Ltd.	159,190	4,900,205
Sun Hung Kai Properties Ltd.	347,400	4,485,179
Swire Properties Ltd.	1,206,400	3,512,221
Vonovia SE	64,861	4,750,259
Wharf Real Estate Investment Co., Ltd.	809,000	4,216,857
		52,958,559
Utilities 11.6%
Electric Utilities 3.8%
Edison International	115,045	7,227,127
Eversource Energy	40,900	3,538,259
Hydro One Ltd. 144A	150,016	3,376,509
Orsted AS 144A	40,570	8,321,302
Red Electrica Corp. SA (a)	202,151	4,148,280
Terna Rete Elettrica Nazionale SpA	604,963	4,627,974
		31,239,451
Gas Utilities 3.8%
China Gas Holdings Ltd.	1,306,000	5,205,209
China Resources Gas Group Ltd.	392,000	2,086,203
ENN Energy Holdings Ltd.	709,960	10,411,109
Hong Kong & China Gas Co., Ltd.	3,972,000	5,943,675
Tokyo Gas Co., Ltd.	358,908	8,309,508
		31,955,704
Multi-Utilities 2.8%
National Grid PLC	532,123	6,312,698
NiSource, Inc.	214,352	4,917,235
Sempra Energy	94,875	12,088,024
		23,317,957
Water Utilities 1.2%
American Water Works Co., Inc.	33,466	5,136,027
Severn Trent PLC	151,345	4,755,834
		9,891,861
Total Common Stocks (Cost $548,169,289)		664,127,381
	Principal Amount ($)	Value ($)
Government & Agency Obligations 17.3%
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds:
1.375%, 2/15/2044	1,128,758	1,624,838
2.125%, 2/15/2040	2,390,867	3,701,953
2.375%, 1/15/2027	3,309,294	4,113,953
U.S. Treasury Inflation-Indexed Notes:
0.125%, 7/15/2024	1,764,994	1,889,738
0.25%, 1/15/2025	4,206,003	4,538,321
0.375%, 1/15/2027	7,883,333	8,796,589
0.375%, 7/15/2027	10,053,517	11,310,076
0.5%, 1/15/2028	9,965,792	11,299,235
0.625%, 1/15/2026	6,536,576	7,295,857
0.875%, 1/15/2029	2,766,248	3,250,629
U.S. Treasury Notes:
0.125%, 5/31/2022	4,750,000	4,750,928
1.375%, 1/31/2022	15,000,000	15,201,562
1.75%, 7/31/2021	16,000,000	16,151,250
1.875%, 3/31/2022	11,000,000	11,240,625
2.25%, 2/15/2021	2,000,000	2,004,790
2.375%, 4/15/2021	18,500,000	18,618,516
2.875%, 10/15/2021	17,500,000	17,876,660
Total Government & Agency Obligations (Cost $137,018,168)		143,665,520
	Shares	Value ($)
Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.03% (a) (b) (Cost $4,070,000)	4,070,000	4,070,000
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 0.08% (a) (Cost $13,362,010)	13,362,010	13,362,010
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $702,619,467)	99.4	825,224,911
Other Assets and Liabilities, Net	0.6	5,048,805
Net Assets	100.0	830,273,716

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2020 are as follows:

Value ($) at 3/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2020	Value ($) at 12/31/2020
Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.03% (a) (b) (d)
1,509,854	2,560,146 (c)	—	—	—	34,460	—	4,070,000	4,070,000
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 0.09% (b)
5,809,658	275,070,716	267,518,364	—	—	11,826	—	13,362,010	13,362,010
7,319,512	277,630,862	267,518,364	—	—	46,286	—	17,432,010	17,432,010

* Non-income producing security.
(a) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2020.
(d) Represents prepaid collateral on securities loaned. Settlement date of securities loaned was January 4, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
LME: London Metal Exchange
PJSC: Public Joint Stock Company
RBOB: Reformulated Blendstock for Oxygenate Blending
ULSD: Ultra-Low Sulfur Diesel
WTI: West Texas Intermediate
At December 31, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Brent Crude Oil Futures	USD	1/29/2021	116	5,477,543	6,008,800	531,257
Copper Futures	USD	3/29/2021	165	12,853,322	14,515,875	1,662,553
Corn Futures	USD	3/12/2021	203	4,103,641	4,912,600	808,959
Cotton No. 2 Futures	USD	3/9/2021	39	1,399,557	1,523,340	123,783
Gasoline RBOB Futures	USD	2/26/2021	45	2,356,709	2,675,106	318,397
Gold 100 oz. Futures	USD	2/24/2021	94	18,117,349	17,813,940	(303,409)
Lean Hogs Futures	USD	2/12/2021	94	2,519,678	2,642,340	122,662
Live Cattle Futures	USD	2/26/2021	97	4,457,933	4,462,970	5,037
LME Nickel Futures	USD	1/18/2021	64	5,492,060	6,361,536	869,476
LME Nickel Futures	USD	3/15/2021	62	6,473,447	6,178,176	(295,271)
LME Primary Aluminium Futures	USD	1/18/2021	119	5,164,102	5,887,525	723,423
LME Primary Aluminium Futures	USD	3/15/2021	146	7,311,078	7,217,875	(93,203)
LME Zinc Futures	USD	1/18/2021	60	3,520,460	4,099,995	579,535
LME Zinc Futures	USD	3/15/2021	53	3,806,597	3,642,862	(163,735)
Natural Gas Futures	USD	2/24/2021	146	4,031,192	3,687,960	(343,232)
NY Harbor ULSD Futures	USD	2/26/2021	41	2,353,516	2,557,859	204,343
Palladium Futures	USD	3/29/2021	7	1,579,127	1,717,660	138,533
Silver Futures	USD	3/29/2021	20	2,471,730	2,641,200	169,470
Soybean Futures	USD	3/12/2021	114	6,636,236	7,472,700	836,464
Soybean Meal Futures	USD	3/12/2021	105	4,081,619	4,508,700	427,081
Sugar Futures	USD	2/26/2021	63	954,609	1,092,974	138,365
WTI Crude Futures	USD	2/22/2021	53	2,373,172	2,577,393	204,221
Total net unrealized appreciation					114,199,386	6,664,709

At December 31, 2020, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
LME Nickel Futures	USD	1/18/2021	64	6,615,967	6,361,536	254,431
LME Primary Aluminium Futures	USD	1/18/2021	119	5,930,135	5,887,525	42,610
LME Zinc Futures	USD	1/18/2021	60	4,102,613	4,099,994	2,619
Total unrealized appreciation					16,349,055	299,660

Currency Abbreviation
USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of December 31, 2020, the Fund held $96,213,813 in the Subsidiary, representing 11.4% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

 Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$—	$7,492,753	$—	$7,492,753
Consumer Staples	12,549,427	2,229,927	—	14,779,354
Energy	82,943,429	11,401,067	—	94,344,496
Industrials	45,166,391	44,428,853	—	89,595,244
Information Technology	—	773,781	—	773,781
Materials	62,769,245	49,248,906	—	112,018,151
Real Estate	136,841,682	111,876,947	—	248,718,629
Utilities	36,283,181	60,121,792	—	96,404,973
Fixed Income Investments	—	143,665,520	—	143,665,520
Short-Term Investments (e)	17,432,010	—	—	17,432,010
Derivatives (f)
Futures Contracts	8,163,219	—	—	8,163,219
Total	$402,148,584	$431,239,546	$—	$833,388,130
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(1,198,850)	$—	$—	$(1,198,850)
Total	$(1,198,850)	$—	$—	$(1,198,850)

(e)	See Consolidated Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures Contracts
Commodity Contracts	$ 6,964,369

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DRAF-PH3

R-080548-1 (1/23)